Client Name:
Client Project Name:	BRAVO 2024-NQM7
Start - End Dates:	7/26/2019 - 9/10/2024
Deal Loan Count:	138

Conditions Report 2.0

Loans in Report:	138
Loans with Conditions:	68

2 - Total Active Conditions
2 - Non-Material Conditions
2 - Credit Review Scope
1 - Category: Assets
1 - Category: LTV/CLTV
69 - Total Satisfied Conditions

41 - Credit Review Scope
4 - Category: Application
5 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
8 - Category: Income/Employment
7 - Category: Insurance
7 - Category: Legal Documents
3 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
2 - Category: Title
16 - Property Valuations Review Scope
8 - Category: Appraisal
4 - Category: FEMA
3 - Category: Property
1 - Category: Value
12 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
9 - Category: TILA/RESPA Integrated Disclosure
42 - Total Waived Conditions

37 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
14 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
1 - Category: Legal Documents
9 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: Property
2 - Compliance Review Scope
1 - Category: State Rate Spread
1 - Category: TILA/RESPA Integrated Disclosure

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